PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Contingent liabilities
Schedule of provisions in an amount sufficient to cover losses considered probable and for which a reliable estimate can be made

	12/31/2023	12/31/2022
Current
Civil	2,282,579	2,702,135
Labor	8,294	7,026
	2,290,873	2,709,161
Non-current
Civil	20,550,810	26,945,065
Labor	2,283,424	2,069,861
Tax	784,408	586,489
Regulatory	526,628	945,790
Environmental	105,549	76,353
	24,250,819	30,623,558
	26,541,692	33,332,719

Schedule of provisions during the year

Balance on December 31, 2022	33,332,719
Acquisition of investee control	272,956
Reversal of provisions	(1,290,182)
Monetary correction	1,533,905
Transfer for judicial settlement	(3,825,597)
Payments	(3,482,109)
Balance on December 31, 2023	26,541,692

Compulsory Loan
Contingent liabilities
Schedule of possible losses

	12/31/2023	12/31/2022
Principal	4,231,929	6,150,499
Adjustment of interest paid	24,475	39,902
Remuneration interest	2,637,436	4,040,093
Default interest	9,521,203	13,081,861
Attorney fees	749,652	1,028,103
Other funds	98,872	83,747
Total	17,263,567	24,424,205

Provision for Contingencies
Contingent liabilities
Schedule of possible losses

	12/31/2023	12/31/2022
Civil	29,537,849	27,507,399
Labor	2,297,320	2,284,664
Tax	11,176,242	10,400,731
Environmental	2,510,300	1,811,883
Regulatory	1,117,418	1,602,258
Others	384,737	345,879
	47,023,866	43,952,814